Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of share-based compensation expenses related to grants under the Equity Incentive Plan
	Year ended December 31,
	2019	2018	2017
Research & development	$607	$862	$123
General & administrative	203	147	(2)
Total	$810	$1,009	$121

Schedule of exercise prices and remaining contractual life
Exercise Price	Number of Options Outstanding	Average Remaining Contractual Life (in years)	Intrinsic Value of Options Outstanding	No. of options exercisable
$2.69	723,922	5.27	$4,130	719,695
$6.22	714,201	8.04	$1,547	359,135
$8.19	150,000	9.57	$30	-
$10.12	13,398	8.93	$-	4,091
$12.21	2,421	9.25	$-	-
$21.4	5,600	9.57	$-	-
$90.16	15,500	1.69	$-	15,500
	1,625,042		$5,707	1,098,691

Employee Stock Option [Member]
Schedule of fair value of stock option weighted-average assumptions
	Year ended December 31,
	2019	2018	2017
Weighted Average Risk-free interest rate	1.67%	2.88%	2.25%
Dividend yield	-	-	-
Weighted Average Volatility factor	73.71%	74.91%	73.31%
Weighted Average Expected life of the options	5	6	6

Summary of changes in nonvested shares granted
	For the year ended December 31,
	2019		2018		2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at beginning of the year	625,361	$5.58	730,958	$5.37	310,058	$2.69
Granted	158,021	$8.72	271,355	$5.78	590,839	$5.78
Vested during the year	(229,231)	$5.01	(217,733)	$4.75	(102,724)	$2.69
Forfeited during the year	(128,256)	$5.24	(159,219)	$5.16	(67,215)	$2.69
Balance at end of the year	425,895	$7.21	625,361	$5.58	730,958	$5.37

Schedule of options granted to employees and directors under the existing stock-option plans
	For the year ended December 31,
	2019		2018		2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of the year	1,083,022	$4.79	974,271	$4.54	453,972	$2.69
Granted	158,021	$8.72	271,355	$5.78	590,839	$5.78
Forfeited and expired	(128,256)	$5.24	(162,543)	$4.96	(70,540)	$2.69
Exercised	(2,360)	$3.77	(61)	$2.69	-	$-
Pre-merger Bioblast options	15,500	$90.17	-	$-	-	$-
Outstanding at end of the year	1,125,927	$6.47	1,083,022	$4.79	974,271	$4.54
Exercisable at end of the year	700,032	$3.92	457,661	$3.72	243,313	$2.69

Consultants stock options [Member]
Schedule of fair value of stock option weighted-average assumptions
	Year ended December 31,
	2019	2018	2017

Weighted Average Risk-free interest rate	-	2.55%	2.25%
Dividend yield	-	-	-
Weighted Average Volatility factor	-	75.23%	73.31%
Weighted Average Expected life of the options	-	6	6

Summary of changes in nonvested shares granted
	For the year ended December 31,
	2019		2018		2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at beginning of the year	149,475	$6.19	154,921	$6.20	-	$-
Granted	-	$-	33,889	$6.40	285,569	$4.54
Vested during the year	(49,019)	$6.17	(39,335)	$6.20	(130,648)	$2.69
Forfeited during the year	-	$-	-	$-	-	$-
Balance at end of the year	100,456	$6.27	149,475	$6.19	154,921	$6.20

Schedule of options granted to employees and directors under the existing stock-option plans
	For the year ended December 31,
	2019		2018		2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of the year	718,396	$3.63	684,507	$3.51	398,938	$2.69
Granted	-	$-	33,889	$6.40	285,569	$4.54
Forfeited and expired	-	$-	-	$-	-	$-
Exercised	(219,281)	$2.69	-	$-	-	$-
Outstanding at end of the year	499,115	$4.04	718,396	$3.63	684,507	$3.51
Exercisable at end of the year	398,659	$3.35	568,921	$2.89	529,586	$2.69